Intangible Assets and Goodwill - Summary of Combined Carrying Amounts of Goodwill Allocated to Cash Generating Units (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 751,434	R$ 614,808
Moove cash generating unit [member]
Disclosure of information for cash-generating units [line items]
Goodwill	751,391	614,765
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 43	R$ 43